Long-Term Debt (Narrative II)	6 Months Ended
Jun. 30, 2025
Debt Disclosure [Abstract]
Long-Term Debt (Narrative II)

6. Long-Term Debt (continued)

Facilities repaid in 2025 (continued)

The facility was repayable in six equal consecutive quarterly instalments of $8,000, eight equal consecutive quarterly instalments of $5,400 and six equal consecutive quarterly instalments of $2,200 with a final balloon payment of $35,600 payable together with the final instalment. On March 23, 2023, due to the sale of GSL Amstel, the Company repaid $2,838 on this facility of which $1,000 was deducted from the final balloon payment, and the vessel was released as collateral.

This facility’s interest rate was SOFR plus a margin of 3.25% per annum plus CAS payable quarterly in arrears.

The Company used the net proceeds from the UBS Credit Facility (see note 6a) to prepay in full, the following existing debt facilities (i) Macquarie Credit Facility, (ii) E.SUN, MICB, Cathay, Taishin Credit Facility, and (iii) HCOB, CACIB, ESUN, CTBC, Taishin Credit Facility.

As of June 30, 2025, the outstanding balance of this facility was $nil.

Facilities repaid in 2024

g) $12.0 Million Sinopac Capital International Credit Facility
On August 27, 2021, the Company entered into a secured credit facility for an amount of $12,000 with Sinopac Capital International (HK) Limited (“Sinopac Credit Facility”), which was partially used to fully refinance the Hayfin Credit Facility. The full amount was drawn down in September 2021 and the credit facility has a maturity in September 2026.

The facility was repayable in 20 equal consecutive quarterly instalments of $420 with a final balloon of $3,600 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 3.25% per annum payable quarterly in arrears.

On September 11, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, and fully prepaid the amount of $6,960 under this facility.

As of June 30, 2025, the outstanding balance of this facility was $nil.

h) $51.7 Million Deutsche Bank AG Credit Facility

On May 6, 2021, the Company entered into a secured facility for an amount of $51,670 with Deutsche Bank AG in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an amount $48,527.

The facility was repayable in 20 equal consecutive quarterly instalments of $1,162.45 with a final balloon of $28,421 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 3.25% per annum payable quarterly in arrears.

On August 12, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $36,558 under this facility.

As of June 30, 2025, the outstanding balance of this facility was $nil.

6. Long-Term Debt (continued)

Facilities repaid in 2024 (continued)

i) $64.2 Million Hamburg Commercial Bank AG Credit Facility

On April 15, 2021, the Company entered into a Senior Secured term loan facility with HCOB “the HCOB Credit Facility” for an amount of up to $64,200 in order to finance the acquisition of six out of the Seven Vessels.

Tranche A, E and F amounting to $32,100 were drawn down in April 2021 and have a maturity date in April 2025, Tranche B and D amounting to $21,400 were drawn down in May 2021 and have a maturity date in May 2025, and Tranche C amounting to $10,700 was drawn down in July 2021 and has a maturity date in July 2025.

Each Tranche of the facility was repayable in 16 equal consecutive quarterly instalments of $668.75.

This facility bore interest at SOFR plus a margin of 3.50% per annum payable quarterly in arrears.

On September 5, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $12,706 under this facility.

As of June 30, 2025, the outstanding balance of this facility was $nil.

j) $51.7 Million CACIB, Bank Sinopac, CTBC Credit Facility

On April 13, 2021, the Company entered into a secured facility for an amount of $51,700 in order to refinance one of the three previous tranches of the $180,500 Deutsche, CIT, HCOB, Entrust, Blue Ocean Credit Facility, that had a maturity date on June 30, 2022, of an outstanding amount of $48,648. The secured credit facility had a maturity in April 2026.

The lenders were CACIB, Bank Sinopac Co. Ltd. (“Bank Sinopac”) and CTBC. The facility was repayable in 20 equal consecutive quarterly instalments of $1,275 with a final balloon of $26,200 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 2.75% per annum plus CAS payable quarterly in arrears.

On August 9, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $35,125 under this facility.

As of June 30, 2025, the outstanding balance of this facility was $nil.

k) $9.0 Million Chailease Credit Facility

On February 26, 2020, the Company entered into a secured term facility agreement with Chailease International Financial Services Pte., Ltd. for an amount of $9,000. The Chailease Credit Facility was used to refinance the DVB Credit Facility.

The facility was repayable in 36 consecutive monthly instalments of $156 and 24 monthly instalments of $86 with a final balloon of $1,314 payable together with the final instalment.

This facility bore interest at SOFR plus a margin of 4.20% per annum.

On September 12, 2024, the Company used a portion of the net proceeds from the 2024 Senior Secured Term Loan Facility entered on August 7, 2024, to fully prepay the amount of $1,831 under this facility.

As of June 30, 2025, the outstanding balance of this facility was $nil.